Issued Capital and Reserves - Additional Information (Details) € / shares in Units, € in Millions, $ in Billions	1 Months Ended						3 Months Ended	4 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2023 EUR (€)	Jun. 30, 2022 EUR (€) € / shares	Mar. 31, 2022 EUR (€) shares	Mar. 31, 2022 USD ($) shares	Feb. 28, 2022 EUR (€)	Jan. 31, 2022 EUR (€) shares	Mar. 17, 2023 USD ($)	Mar. 22, 2023 EUR (€)	Oct. 10, 2022 USD ($)	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€)	Mar. 24, 2022 EUR (€) shares
Disclosure of reserves within equity [line items]
Number of shares outstanding (in shares) | shares										237,725,735	243,215,169
Treasury shares (in shares) | shares										10,826,465	5,337,031
Share repurchase program authorized amount	€ 500.0			$ 1.5
Shares issued (in shares) | shares			1,744,392	1,744,392
Issueance of share capital											€ 67.6
Share capital										€ 248.6	248.6
Proposed dividends per share (in euros per share) | € / shares		€ 2.00
Dividends paid, classified as financing activities		€ 484.3								€ 0.0	484.3	€ 0.0
Share Repurchase Program, Tranche One
Disclosure of reserves within equity [line items]
Share repurchase program authorized amount								€ 1,000.0	$ 1.0
Share Repurchase Program, Tranche Two
Disclosure of reserves within equity [line items]
Share repurchase program authorized amount							$ 0.5	€ 500.0
Announcement Of Research, Development And Commercialization Collaboration Agreement
Disclosure of reserves within equity [line items]
Shares issued (in shares) | shares													497,727
Share capital					€ 0.5								€ 0.5
Share capital
Disclosure of reserves within equity [line items]
Issueance of share capital			€ 1.8								0.5
Capital reserve
Disclosure of reserves within equity [line items]
Issueance of share capital			€ 233.2		€ 67.1						67.1
Pfizer Inc.
Disclosure of reserves within equity [line items]
Shares issued (in shares) | shares						497,727
Pfizer Inc. | Share capital
Disclosure of reserves within equity [line items]
Issueance of share capital						€ 110.6
Fair value measurement derivative											€ 43.0